Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Assets

	12.31.2018	12.31.2017
Taxes recoverable (i)	132.2	171.0
Other debtors (ii)	61.6	53.5
Court-mandated escrow deposits (iii)	43.0	62.5
Prepaid expenses	24.3	22.4
Loan with a joint operation (iv)	23.2	19.7
Advances to employees	8.5	12.5
Advances for services to be rendered	3.2	11.5
Other	13.0	23.7

	309.0	376.8

Current portion	203.4	255.3
Non-current portion	105.6	121.5

(i)	Taxes recoverable

	12.31.2018	12.31.2017
ICMS (State Value-added Tax) and IPI (Excise Tax)	85.5	96.3
PIS (Social Integration Program) and COFINS
(Contribution for Social Security)	24.5	51.1
Income tax and social security on net income withheld	7.7	8.8
ISS (Service tax)	5.9	6.3
Other	8.6	8.5

	132.2	171.0

Current portion	93.7	120.4
Non-current portion	38.5	50.6

(ii)

Corresponds mainly to rework done on products supplied by third parties, which will be reimbursed according to the contractual terms and credits negotiated with certain suppliers that will be consumed over time from other receivables from suppliers.

(iii)	Refers to deposits arising from lawsuits, substantially to federal taxes and contributions (Note 22).
(iv)

Corresponds to the jointly controlled operation of the Embraer group (Note 2.1.2), where only assets and liabilities under the Company’s liability are consolidated. In this way, the amount presented, refers to the balance of loan receivable from the other partner of EZ Air Interior Limited.